SUPPLEMENT TO THE
FIDELITY GOVERNMENT BOND FUNDS:
FIDELITY GINNIE MAE FUND,
FIDELITY GOVERNMENT INCOME FUND AND
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND
SEPTEMBER 21, 1998
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN GINNIE MAE'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 3.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN INTERMEDIATE GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 4.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN
GINNIE MAE'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING
ON PAGE 2.

   For purposes of normally investing at least 65% of the fund's total assets in Ginnie Maes, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN
GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 3.

   For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN
INTERMEDIATE GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 4.

   For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 19.

STANLEY N. GRIFFITH (51), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 19.

THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining Fidelity, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).